Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance
As required by new pay versus performance (“PVP”) rules adopted by the Securities and Exchange Commission (the “SEC”) in August 2022 and in effect for the first time for this proxy statement, the following Pay Versus Performance table (“PVP Table”) provides
SEC-required
information about compensation for 2022 for this Proxy Statement’s NEOs, as well as our named executive officers from our 2021 proxy statement (each of 2021 and 2022, a “Covered Year”). We refer to all of the named executive officers covered in the PVP Table below, collectively, as the “PVP NEOs.” The PVP Table also provides information about the results for certain measures of financial performance during those same Covered Years. The information in columns (b) and (d) of the PVP Table comes directly from this year and the prior year’s Summary Compensation Tables, without adjustment. As required by the SEC’s PVP rules, we describe the information in columns (c) and (e) of the PVP Table as “compensation actually paid” (or “CAP”) to the applicable PVP NEOs. However, these CAP amounts do not entirely reflect the final compensation that our PVP NEOs actually earned for their service in the Covered Years. Instead, CAP generally reflects a combination of realized pay (primarily for cash payments) and realizable or accrued pay (primarily for equity awards).
As required by the SEC’s PVP rules, we provide information in the PVP Table below about our absolute total shareholder return (“TSR”) results, TSR results for a peer group of companies identified in the PVP Table, and our U.S. GAAP net income (loss) (the “External Measures”) during the Covered Years. We did not, however, actually base any compensation decisions for th
e PVP NEOs
on, or link any PVP NEO pay to, these particular External Measures because the External Measures were not metrics used in our short-term or long-term incentive pl ans during the
Covered Years. As a result, we did not design our PVP NEO compensation to move in tandem with improving, declining or steady achievement in these External Measures.

PAY VERSUS PERFORMANCE TABLE
Year(a)	Summary Compensation Table Total for PEO 1 (b)(1)	Compensation Actually Paid to PEO 1 (c)(1)(2)	Summary Compensation Table Total for PEO 2 (b)(1)	Compensation Actually Paid for PEO 2 (c)(1)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (d)(1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (e)(1)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions) (h)	Company- Selected Measure: Adjusted EBITDA (in millions) (i)(4)
							Total Shareholder Return (f)(3)	Peer Group Total Shareholder Return (g)(3)
2022	$4,323,045	$1,911,537	$4,266,831	($4,574,715)	$1,313,331	$245,344	$23.39	$96.62	($84,746)	($61,745)
2021	—	—	$9,352,652	$7,655,192	$14,889,283	$7,444,210	$33.11	$102.88	($77,502)	($40,584)

(1)
Dustin Olson
(“PEO 1”) served as our principal executive officer from August 5, 2022 through December 31, 2022. Michael Otworth (“PEO 2” and, together with PEO 1, the “PEOs”) served as our principal executive officer from January 1, 2022 through August 4, 2022 and for all of 2021. For 2022, our non-PEO
NEOs were Lawrence Somma, Brad Kalter and David Brenner. For 2021, our
non-PEO
NEOs were Lawrence Somma, Michael Dee and Dustin Olson.

(2)
For each of 2022 and 2021, the values included in this column for the CAP to our PEOs and the average CAP to our non-PEO
NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:

PEO 1 (Dustin Olson)	2022 ($)
Summary Compensation Table Total for PEO (column (b))	4,323,045
- aggregate change in actuarial present value of pension benefits	0
+ service cost of pension benefits	0
+ prior service cost of pension benefits	0
- SCT “Stock Awards” column value	(3,218,639)
- SCT “Option Awards” column value	0
+ year-end fair value of equity awards granted in the Covered Year that are outstanding and unvested as of the Covered Year-end	1,638,639
+/- year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the Covered Year-end	(676,911)
+ vesting date fair value of equity awards granted and vested in the Covered Year	0
+/- year-over-year change in fair value of equity awards granted in prior years that vested in the Covered Year	(154,598)
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the Covered Year	0
+ dollar value of dividends/earnings paid on equity awards in the Covered Year	0
+ excess fair value for equity award modifications	0
Compensation Actually Paid to PEO 1 (column (c))	1,911,537

PEO 2 (Michael Otworth)	2022 ($)	2021 ($)
Summary Compensation Table Total for PEO (column (b))	4,266,831	9,352,652
- aggregate change in actuarial present value of pension benefits 6	0	0
+ service cost of pension benefits	0	0
+ prior service cost of pension benefits	0	0
- SCT “Stock Awards” column value	(3,285,382)	(2,701,947)
- SCT “Option Awards” column value	0	0
+ year-end fair value of equity awards granted in the Covered Year that are outstanding and unvested as of the Covered Year-end	0	1,002,553
+/- year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the Covered Year-end	0	0
+ vesting date fair value of equity awards granted and vested in the Covered Year	0	1,934
+/- year-over-year change in fair value of equity awards granted in prior years that vested in the Covered Year	(43,825)	0
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the Covered Year	(5,512,339)	0
+ dollar value of dividends/earnings paid on equity awards in the Covered Year	0	0
+ excess fair value for equity award modifications	0	0
Compensation Actually Paid to PEO 2 (column (c))	(4,574,715)	7,655,192

AVERAGE FOR NON-PEO NEOS	2022	2021
Average SCT Total for Non-PEO NEOs (column (d))	1,313,331	14,889,283
- aggregate change in actuarial present value of pension benefits	0	0
+ service cost of pension benefits	0	0
+ prior service cost of pension benefits	0	0
- SCT “Stock Awards” column value	(689,526)	(10,818,429)
- SCT “Option Awards” column value	0	(2,333,333)
+ year-end fair value of equity awards granted in the Covered Year that are outstanding and unvested as of the Covered Year-end	284,035	4,269,846
+/- year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the Covered Year-end	(243,036)	0
+ vesting date fair value of equity awards granted and vested in the Covered Year	0	1,436,843
+/- year-over-year change in fair value of equity awards granted in prior years that vested in the Covered Year	(79,193)	0
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the Covered Year	(340,268)	0
+ dollar value of dividends/earnings paid on equity awards in the Covered Year	0	0
+ excess fair value for equity award modifications	0	0
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	245,344	7,444,210

(3)
For each of 2022 and 2021, TSR for the Company and the peer group was calculated as the yearly percentage change in cumulative total shareholder return applied to a deemed fixed investment of $100 at market close on March 17, 2021, the day immediately prior to the first date on which the Company’s securities were registered under Section 12 of the Exchange Act. The yearly percentage change in cumulative TSR was measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for the period from March 17, 2021 through and including the last day of the Covered Year (the “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between stock price per share at the end and the beginning of the Measurement Period, divided by (b) stock price per share at the beginning of the Measurement Period. For purposes of this PVP disclosure, our peer group is the S&P Small Cap 600 Materials index, which we use for purposes of the performance graph in our annual report (the “Peer Group”).
Because fiscal years are presented in the table in reverse chronical order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

(4)	Adjusted EBITDA means earnings before income, taxes, depreciation and amortization, less bonus expense and share-based compensation expense.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	Dustin Olson
(“PEO 1”) served as our principal executive officer from August 5, 2022 through December 31, 2022. Michael Otworth (“PEO 2” and, together with PEO 1, the “PEOs”) served as our principal executive officer from January 1, 2022 through August 4, 2022 and for all of 2021. For 2022, our non-PEO
NEOs were Lawrence Somma, Brad Kalter and David Brenner. For 2021, our
non-PEO
	NEOs were Lawrence Somma, Michael Dee and Dustin Olson.
Peer Group Issuers, Footnote [Text Block]	For purposes of this PVP disclosure, our peer group is the S&P Small Cap 600 Materials index, which we use for purposes of the performance graph in our annual report (the “Peer Group”).
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
For each of 2022 and 2021, the values included in this column for the CAP to our PEOs and the average CAP to our non-PEO
NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:

PEO 1 (Dustin Olson)	2022 ($)
Summary Compensation Table Total for PEO (column (b))	4,323,045
- aggregate change in actuarial present value of pension benefits	0
+ service cost of pension benefits	0
+ prior service cost of pension benefits	0
- SCT “Stock Awards” column value	(3,218,639)
- SCT “Option Awards” column value	0
+ year-end fair value of equity awards granted in the Covered Year that are outstanding and unvested as of the Covered Year-end	1,638,639
+/- year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the Covered Year-end	(676,911)
+ vesting date fair value of equity awards granted and vested in the Covered Year	0
+/- year-over-year change in fair value of equity awards granted in prior years that vested in the Covered Year	(154,598)
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the Covered Year	0
+ dollar value of dividends/earnings paid on equity awards in the Covered Year	0
+ excess fair value for equity award modifications	0
Compensation Actually Paid to PEO 1 (column (c))	1,911,537

PEO 2 (Michael Otworth)	2022 ($)	2021 ($)
Summary Compensation Table Total for PEO (column (b))	4,266,831	9,352,652
- aggregate change in actuarial present value of pension benefits 6	0	0
+ service cost of pension benefits	0	0
+ prior service cost of pension benefits	0	0
- SCT “Stock Awards” column value	(3,285,382)	(2,701,947)
- SCT “Option Awards” column value	0	0
+ year-end fair value of equity awards granted in the Covered Year that are outstanding and unvested as of the Covered Year-end	0	1,002,553
+/- year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the Covered Year-end	0	0
+ vesting date fair value of equity awards granted and vested in the Covered Year	0	1,934
+/- year-over-year change in fair value of equity awards granted in prior years that vested in the Covered Year	(43,825)	0
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the Covered Year	(5,512,339)	0
+ dollar value of dividends/earnings paid on equity awards in the Covered Year	0	0
+ excess fair value for equity award modifications	0	0
Compensation Actually Paid to PEO 2 (column (c))	(4,574,715)	7,655,192

Non-PEO NEO Average Total Compensation Amount	$ 1,313,331	$ 14,889,283
Non-PEO NEO Average Compensation Actually Paid Amount	$ 245,344	7,444,210
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

AVERAGE FOR NON-PEO NEOS	2022	2021
Average SCT Total for Non-PEO NEOs (column (d))	1,313,331	14,889,283
- aggregate change in actuarial present value of pension benefits	0	0
+ service cost of pension benefits	0	0
+ prior service cost of pension benefits	0	0
- SCT “Stock Awards” column value	(689,526)	(10,818,429)
- SCT “Option Awards” column value	0	(2,333,333)
+ year-end fair value of equity awards granted in the Covered Year that are outstanding and unvested as of the Covered Year-end	284,035	4,269,846
+/- year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the Covered Year-end	(243,036)	0
+ vesting date fair value of equity awards granted and vested in the Covered Year	0	1,436,843
+/- year-over-year change in fair value of equity awards granted in prior years that vested in the Covered Year	(79,193)	0
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the Covered Year	(340,268)	0
+ dollar value of dividends/earnings paid on equity awards in the Covered Year	0	0
+ excess fair value for equity award modifications	0	0
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	245,344	7,444,210

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Tabular List
The following table lists the financial performance measures that we believe represent the most imp ortant f
inancial performance measures we use to link compensation actually paid to our NEOs for fiscal 2022 to our performance, as well as additional operational measures:

Adjusted EBITDA
Operational Production
Commissioning of Ironton Plant
Financing for Augusta
Global Expansion

Total Shareholder Return Amount	$ 23.39	33.11
Peer Group Total Shareholder Return Amount	96.62	102.88
Net Income (Loss)	$ (84,746,000,000)	$ (77,502,000,000)
Company Selected Measure Amount	61,745	40,584
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operational Production
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Commissioning of Ironton Plant
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Financing for Augusta
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Global Expansion
Dustin Olson [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 4,323,045	$ 0
PEO Actually Paid Compensation Amount	$ 1,911,537	0
PEO Name	Dustin Olson
Michael Otworth [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 4,266,831	9,352,652
PEO Actually Paid Compensation Amount	$ (4,574,715)	7,655,192
PEO Name	Michael Otworth
PEO [Member] | Dustin Olson [Member] | Change in Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0
PEO [Member] | Dustin Olson [Member] | Service Cost of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Dustin Olson [Member] | Prior Service Cost of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Dustin Olson [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,218,639)
PEO [Member] | Dustin Olson [Member] | Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Dustin Olson [Member] | Year End Fair Value of Equity Awards Granted in the Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,638,639
PEO [Member] | Dustin Olson [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(676,911)
PEO [Member] | Dustin Olson [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Dustin Olson [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(154,598)
PEO [Member] | Dustin Olson [Member] | Fair Value as of Prior Year End of Equity Awards Granted in Prior Years that Failed to Vest [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Dustin Olson [Member] | Value of Dividends Earnings Paid on Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Dustin Olson [Member] | Fair Value for Equity Award modifications [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Michael Otworth [Member] | Change in Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Michael Otworth [Member] | Service Cost of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Michael Otworth [Member] | Prior Service Cost of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Michael Otworth [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,285,382)	(2,701,947)
PEO [Member] | Michael Otworth [Member] | Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Michael Otworth [Member] | Year End Fair Value of Equity Awards Granted in the Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	1,002,553
PEO [Member] | Michael Otworth [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Michael Otworth [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	1,934
PEO [Member] | Michael Otworth [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(43,825)	0
PEO [Member] | Michael Otworth [Member] | Fair Value as of Prior Year End of Equity Awards Granted in Prior Years that Failed to Vest [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,512,339)	0
PEO [Member] | Michael Otworth [Member] | Value of Dividends Earnings Paid on Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Michael Otworth [Member] | Fair Value for Equity Award modifications [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Change in Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Service Cost of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Prior Service Cost of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(689,526)	(10,818,429)
Non-PEO NEO [Member] | Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(2,333,333)
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted in the Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	284,035	4,269,846
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(243,036)	0
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	1,436,843
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(79,193)	0
Non-PEO NEO [Member] | Fair Value as of Prior Year End of Equity Awards Granted in Prior Years that Failed to Vest [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(340,268)	0
Non-PEO NEO [Member] | Value of Dividends Earnings Paid on Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Fair Value for Equity Award modifications [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0